Acquisitions and Divestments - Estimated Fair Value (and Estimated Useful Lives) of Identified Intangible Assets Acquired (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 07, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset		$ 8,551	$ 58
Identified intangible assets acquired excluding goodwill	$ 8,464
Estimated goodwill	7,424	$ 9,228	$ 2,121	$ 2,358
In-Process Research and Development [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible asset	2,017
Other Intangible Assets [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite lived intangible asset	41
Customer-related [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset	764
Developed Technology [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset	5,371
Sales Order Backlog [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset	190
Trade Names [Member]
Acquired Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset	$ 81